Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Components Of Income Tax Expense Benefit
(In thousands)	2021	2020	2019
Current income tax (benefit) expense:
Puerto Rico	$69,415	$33,281	$2,251
Federal and States	10,232	3,613	3,598
Subtotal	79,647	36,894	5,849
Deferred income tax expense (benefit):
Puerto Rico	179,688	69,300	123,337
Federal and States	49,683	5,744	17,995
Subtotal	229,371	75,044	141,332
Total income tax expense	$309,018	$111,938	$147,181

Components of Deferred Tax Assets and Liabilities
	December 31, 2021
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$261	$2,781	$3,042
Net operating loss and other carryforward available	112,331	665,164	777,495
Postretirement and pension benefits	57,002	-	57,002
Deferred loan origination fees/cost	2,788	-	2,788
Allowance for credit losses	233,500	31,872	265,372
Deferred gains	1,642	-	1,642
Accelerated depreciation	5,246	7,422	12,668
FDIC-assisted transaction	152,665	-	152,665
Lease liability	31,211	23,894	55,105
Difference in outside basis from pass-through entities	54,781	-	54,781
Other temporary differences	38,512	8,418	46,930
Total gross deferred tax assets	689,939	739,551	1,429,490
Deferred tax liabilities:
Indefinite-lived intangibles	76,635	51,150	127,785
Unrealized net gain (loss) on trading and available-for-sale securities	4,329	2,817	7,146
Right of use assets	29,025	20,282	49,307
Deferred loan origination fees/cost	-	3,567	3,567
Other temporary differences	43,856	1,530	45,386
Total gross deferred tax liabilities	153,845	79,346	233,191
Valuation allowance	128,557	410,970	539,527
Net deferred tax asset	$407,537	$249,235	$656,772

	December 31, 2020
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$3,003	$5,269	$8,272
Net operating loss and other carryforward available	124,355	698,842	823,197
Postretirement and pension benefits	80,179	-	80,179
Deferred loan origination fees	12,079	(2,652)	9,427
Allowance for credit losses	373,010	38,606	411,616
Accelerated depreciation	3,439	5,390	8,829
FDIC-assisted transaction	152,665	-	152,665
Intercompany deferred gains	1,728	-	1,728
Lease liability	22,790	18,850	41,640
Difference in outside basis from pass-through entities	61,222	-	61,222
Other temporary differences	38,954	7,344	46,298
Total gross deferred tax assets	873,424	771,649	1,645,073
Deferred tax liabilities:
Indefinite-lived intangibles	73,305	37,745	111,050
Unrealized net gain (loss) on trading and available-for-sale securities	67,003	8,595	75,598
Right of use assets	20,708	15,510	36,218
Other temporary differences	50,247	1,169	51,416
Total gross deferred tax liabilities	211,263	63,019	274,282
Valuation allowance	112,871	407,225	520,096
Net deferred tax asset	$549,290	$301,405	$850,695

Summary Of Operating Loss Carryforwards
(In thousands)
2022	$396
2023	1,363
2024	9,310
2025	13,516
2026	13,367
2027	15,202
2028	288,395
2029	119,297
2030	120,255
2031	117,210
2032	22,758
2033	10,749
2034	44,473
2035	1,079
2036	125
$777,495

Reconciliation of Unrecognized Tax Benefits
(In millions)
Balance at January 1, 2020	$16.3
Reduction as a result of lapse of statute of limitations	(1.5)
Balance at December 31, 2020	$14.8
Reduction as a result of lapse of statute of limitations	(11.3)
Balance at December 31, 2021	$3.5

PR
Differences Between Income Tax Expense (Benefit) Applicable to Income Before Income Taxes and Amount Computed by Applying the Statutory Tax Rate in Puerto Rico
	2021		2020		2019
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$466,465	38%	$231,960	38%	$306,869	38%
Benefit of net tax exempt interest income	(139,426)	(12)	(126,232)	(20)	(145,597)	(18)
Effect of income subject to preferential tax rate	(11,981)	(1)	(10,141)	(2)	(9,562)	(1)
Deferred tax asset valuation allowance	20,932	2	15,276	2	16,992	2
Difference in tax rates due to multiple jurisdictions	(30,719)	(3)	(1,903)	-	(12,888)	(2)
Adjustment in net deferred tax due to change in the applicable tax rate	-	-	-	-	(6,559)	(1)
Unrecognized tax benefits	(5,484)	-	(2,163)	-	-	-
State and local taxes	14,629	1	4,350	-	4,749	1
Others	(5,398)	-	791	-	(6,823)	(1)
Income tax expense	$309,018	25%	$111,938	18%	$147,181	18%